Hartford Life Insurance Company Separate Account Three:

333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)
333-35000	Hartford Select Leaders (Series I/IR)
333-69493	Select Dimensions (Series II/IIR)
333-52711	Select Dimensions Asset Manager (Series I/IR)
033-80738	Select Dimensions (Series I)

Hartford Life and Annuity Company Separate Account Three:

333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook
333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)
333-34998	Hartford Select Leaders (Series I/IR)
333-69491	Select Dimensions (Series II/IIR)
333-52707	Select Dimensions Asset Manager (Series I/IR)
033-80732	Select Dimensions (Series I)

Hartford Life Insurance Company Separate Account Two:

333-101923	The Director (Series VIII and VIIIR)
The BB&T Director (Series III and IIIR)

AmSouth Variable Annuity (Series III and IIIR)
The Director Select (Series III and IIIR)
The Director Choice (Series III and IIIR)
The Huntington Director (Series II and IIR)
Fifth Third Director (Series II and IIR)
Wells Fargo Director (Series II and IIR)
Director Ultra
333-105252	Director Epic (Series I and IR)
333-101931	Nations (Series III)
333-101934	Director Access (Series II and IIR)
Director Choice Access (Series II and IIR)
333-101938	The Director Edge (Series II and IIR)
333-101944	The Director Plus (Series II and IIR)
AmSouth Variable Annuity Plus (Series II and IIR)
The Director Select Plus (Series II and IIR)
333-105253	Director Epic Plus (Series I and IR)
333-101950	The Director Outlook (Series II and IIR)
BB&T Director Outlook (Series II and IIR)
AmSouth Variable Annuity Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Huntington Director Outlook (Series II and IIR)
Classic Director Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105266	Director Epic Outlook (Series I and IR)
333-69485	The Director (Series VII and VIIR)
The BB&T Director (Series II and IIR)
AmSouth Variable Annuity (Series II and IIR)
The Director Select (Series II and IIR)
The Director Choice (Series II and IIR)
The Huntington Director (Series I and IR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
The Wachovia Director (Series I and IR)
Fifth Third Director (Series I and IR)
Director Classic (Series I and IR)
333-69489	Nations (Series II/IIR)
333-45301	Director Access (Series I and IR)
Director Choice Access (Series I and IR)
333-66343	The Director Edge (Series I and IR)
333-91925	The Director Plus (Series I and IR)
AmSouth Variable Annuity Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
Director Elite Plus (Series I and IR)
The Director Solution Plus (Series I and IR)

333-39612	The Director Outlook (Series I and IR)
BB&T Director Outlook (Series I and IR)
AmSouth Variable Annuity Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Huntington Director Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
Classic Director Outlook (Series I)
333-19605	Director Immediate Variable Annuity
033-73570	The Director (Series VI)
The BB&T Director
AmSouth Variable Annuity
The Director Select
The Director Choice
333-49213	Nations (Series I)
033-19945	The Director (Series I)
033-06952	The Director (Series II-V)

Hartford Life And Annuity Insurance Company Separate Account One:

333-101924	The Director (Series VIII and VIIIR)
Director Preferred (Series II and IIR)
Wells Fargo Director (Series II and IIR)
333-105259	Director Epic (Series I and IR)
333-101935	Director Access (Series II and IIR)
333-101939	The Director Edge (Series II and IIR)
333-101945	The Director Plus (Series II and IIR)
Director Preferred Plus (Series II and IIR)
333-105255	Director Epic Plus (Series I and IR)
333-101951	The Director Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Director Preferred Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105267	Director Epic Outlook (Series I and IR)
333-69487	The Director (Series VII and VIIR)
The Director Select (Series II and IIR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
Wells Fargo Director (Series I and IR)
333-45303	Director Access (Series I and IR)
333-66345	The Director Edge (Series I and IR)
333-91933	The Director Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
The Director Solution Plus (Series I and IR)

333-39620	The Director Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Director Preferred Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
Wells Fargo Director Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
333-95781	Director Vision (Series I and IR)
333-19607	Director Immediate Variable Annuity
033-73568	The Director (Series VI)
The Director Select
033-56790	The Director (Series IV-V)

Hartford Life and Annuity Insurance Company Separate Account Six:

033-86330	Hartford Pathmaker

Hartford Life Insurance Company Separate Account Seven:

333-101932	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Leaders /Chase (Series I/II)
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders (Series V)
333-101937	Hartford Leaders Access (Series II/IIR/III)
333-101942	Hartford Leader Edge (Series II/IIR/III)
333-101948	Hartford Leaders Plus (Series II/IIR/III)
333-101954	Hartford Leaders Outlook (Series II/IIR/III)
Huntington Hartford Leaders Outlook (Series II/IIR/III)
Classic Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook (Series III)
333-104356	Hartford Leaders Epic (Series I/IR)
333-105254	Hartford Leaders Epic Plus (Series I/IR)
333-105270	Hartford Leaders Epic Outlook (Series I/IR)
333-69475	Hartford Leaders (Series I/IR)
Hartford Leaders Solution (Series I/IR)
Hartford Leaders Elite (Series I/IR)
Director Focus (Series I/IR)
333-70153	Hartford Leaders Access (Series I/IR)
333-68463	Hartford Leaders Edge (Series I/IR)
333-91927	Hartford Leaders Plus (Series I/IR)
Hartford Leaders Elite Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40414	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)
Huntington Hartford Leaders Outlook (Series I/IR)
Classic Hartford Leaders Outlook (Series I/IR)
Nations Outlook Variable Annuity (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-101933	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Select Leaders (Series V)
333-101936	Hartford Leaders Access (Series II/IIR/III)
333-101943	Hartford Leader Edge (Series II/IIR/III)
333-101949	Hartford Leaders Plus (Series II/IIR/III)
333-101955	Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Select Leaders Outlook (Series III)
333-104357	Hartford Leaders Epic (Series I/IR)
333-105256	Hartford Leaders Epic Plus (Series I/IR)
333-105272	Hartford Leaders Epic Outlook (Series I/IR)
333-76419	Hartford Leaders (Series I/IR)
Hartford Leaders Solution (Series I/IR)
333-76425	Hartford Leaders Access (Series I/IR)
333-76423	Hartford Leaders Edge (Series I/IR)
333-91921	Hartford Leaders Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40410	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)
333-95785	Hartford Leaders Vision (Series I/IR)

Hartford Life Insurance Company Separate Account Ten:

333-101925	Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101929	Putnam Hartford Capital Access (Series II/IIR)
333-101940	Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101946	Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101952	Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69439	Putnam Hartford Capital Manager (Series VI/VIR)
Putnam Hartford Capital Manager (Series VII)
Putnam Hartford AssetManager (Series I/IR)
333-50467	Putnam Hartford Capital Access (Series I/IR)
333-66939	Putnam Hartford Capital Manager Edge (Series I/IR)
Putnam Hartford Capital Manager Edge (Series II)
333-91929	Putnam Hartford Capital Manager Plus (Series I/IR)
333-39604	Putnam Hartford Capital Manager Outlook (Series I/IR)
033-73566	Putnam Hartford Capital Manager (Series V)
033-17207	Putnam Capital Manager (Series I-IV)

Hartford Life and Annuity Insurance Company Separate Account Ten:

333-101926	Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101930	Putnam Hartford Capital Access (Series II/IIR)
333-101941	Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101947	Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101953	Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69429	Putnam Hartford Capital Manager (Series VI/VIR)
Putnam Hartford Capital Manager (Series VII)
333-50465	Putnam Hartford Capital Access (Series I/IR)
333-66935	Putnam Hartford Capital Manager Edge (Series I/IR)
Putnam Hartford Capital Manager Edge (Series II)

333-91931	Putnam Hartford Capital Manager Plus (Series I/IR)
333-39608	Putnam Hartford Capital Manager Outlook (Series I/IR)
033-73572	Putnam Hartford Capital Manager (Series V)
033-60702	Putnam Capital Manager (Series I-IV)

Supplement Dated July 26, 2007 to the Prospectus Dated May 1, 2007

SUPPLEMENT DATED JULY 26, 2007 TO YOUR PROSPECTUS

The section entitled either “Legal Matters” or “Legal Proceedings” in your prospectus is updated with the following information:

On July 23, 2007, The Hartford Financial Services Group, Inc. (the “Company”) entered into an agreement (the “Agreement”) with the New York Attorney General’s Office, the Connecticut Attorney General’s Office, and the Illinois Attorney General’s Office to resolve (i) the previously disclosed investigation by the New York Attorney General’s Office of aspects of the Company’s variable annuity and mutual fund operations related to market timing; and (ii) investigations by the above referenced Attorneys General previously disclosed by the Company but unrelated to the Funds including the Company’s compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premium, participation in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products.

Under the terms of the Agreement, the Company agreed to certain conduct remedies and will pay $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.  In addition, the Securities and Exchange Commission staff has informed the Company that, in light of the Agreement, it has concluded its previously disclosed investigation into matters related to market timing without recommending any enforcement action.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6145